PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
Prepaid Expense and Other Assets, Current.
PREPAYMENTS AND OTHER CURRENT ASSETS

6. PREPAYMENTS AND OTHER ASSETS

Prepayments and other current assets

	As of December 31,
	2013	2014
	RMB	RMB	US$
Advances to employees	7,658	14,254	2,297
Prepaid deposits(ii)	6,610	21,179	3,413
Entrusted loan to a third party(ii)	1,000	—	—
Loans to investors of an equity investee(iii)	1,383	2,765	446
Entrusted loan to an investor of an equity investee(iv)	6,940	4,000	645
Receivable from employees (i)	31,060	27,899	4,497
Advance to suppliers (ii)	4,976	16,246	2,618
Receivables from payment service providers	—	15,385	2,480
Other receivables from advertisers	—	49,520	7,981
Prepaid expenses	2,240	11,692	1,884
Prepaid employees compensation	—	6,716	1,082
Inventory	—	3,494	563
Others	1,170	6,879	1,109
Total	63,037	180,029	29,015

(i)	The amount represents receivable from certain employees related to the individual income tax (“IIT”) arising from the vested Restricted Shares of the Company as of the end of the years presented.

(ii)

As of December 31, 2013, provision for doubtful debts of RMB5,000 and RMB6,160 were made against the entrusted loan to a third party and advance to suppliers, respectively. In 2014, the Group considered it will be unable to collect certain prepaid deposits, therefore, provision for doubtful debts of RMB1,284 (US$207) were made, and charged to general and administrative expenses for the year ended December 31, 2014. Reversal of impairment of RMB2,000 (US$322) was made for advance to suppliers in 2014 upon the recovery of the balances. The following table presents movement of the allowance for doubtful debts:

	As of December 31,
	2013	2014
	RMB	RMB	US$
Balance at the beginning of the year	—	11,160	1,799
Additions charged to general and administrative expenses	11,160	1,284	207
Reversal	—	(2,000)	(322)
Balance at the end of the year	11,160	10,444	1,684

(iii)

Loans to investors of an equity investee amounting to RMB5,530 (US$891) bear interest at rate reference to the market rate with 10% discount. The loans are repayable in four years. As of December 31, 2014, RMB2,765 (US$446) of the loans were included in “Other non-current assets” in the consolidated balance sheet.

(iv)	Entrusted loan to an investor of an equity investee amounting to RMB4,000 (US$645) bears interest rate reference to the market rate with 10% discount and will be due in June 2015.

Other non-current assets

	As of December 31,
	2013	2014
	RMB	RMB	US$
Loans to investors of an equity investee	4,148	2,765	446
Entrusted loan to an investor of an equity investee	2,000	—	—
Staff housing loan receivables	2,656	3,052	492
Compensation to key employees (i)	—	9,049	1,458
Rental deposits	—	9,855	1,588
Investment prepayments(ii)	—	30,476	4,912
	8,804	55,197	8,896

(i)	The balance represented non-current portion of compensation to key employees of Suzhou JDD of RMB2,445 (US$394) and Youloft HK of RMB6,604 (US$1,064) respectively.

(ii)	Balance represents prepayment for certain investments and intangible assets which have not been completed as of December 31, 2014.